Earnings / (loss) per share - Schedule of basic and diluted earnings / (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income / (loss) attributable to equity holders of the parent - basic	$ 637,251	$ (234,434)	$ 94,124
Convertible notes interest expense, accretion, and deferred financing amortization	19,584	0	0
Net income / (loss) attributable to equity holders of the parent - diluted	$ 656,835	$ (234,434)	$ 94,124
Basic weighted average number of shares (in shares)	55,455,277	54,718,709	54,665,898
Effect of dilutive potential basic shares:
Restricted stock (in shares)	2,610,544	0	1,726,413
Convertible notes (in shares)	5,445,455	0	0
Dilutive shares (in shares)	8,055,999	0	1,726,413
Diluted weighted average number of shares (in shares)	63,511,276	54,718,709	56,392,311
Earnings / (Loss) Per Share:
Basic (in USD per share)	$ 11.49	$ (4.28)	$ 1.72
Diluted (in USD per share)	$ 10.34	$ (4.28)	$ 1.67